Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheet ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6
Prepaid expenses and other current assets	13,801		5,377
Non-current assets
Investment in subsidiaries	32,181		43,056
Total assets	45,988		48,433
Current liabilities
Inter-company payable	20,380		8,174
Due to related parties	299		322
Other payables and accrued liabilities	131
Total liabilities	20,810		8,496
Shareholders’ equity
Preferred share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2020 and 2021
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2020 and 2021	4	1	4
Additional paid-in capital	73,217		73,217
Accumulated deficit	(49,444)	$ (7,524)	(32,817)
Accumulated other comprehensive (loss) income	1,401		(467)
Total shareholders’ equity	25,178		39,937
Total liabilities and shareholders’ equity	¥ 45,988		¥ 48,433